Property, Plant and Equipment	12 Months Ended
Jan. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

14	Property, plant and equipment

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
Plant, furniture, fittings and motor vehicles
At cost	25,666	27,801	25,455
Accumulated depreciation	(25,168)	(25,789)	(23,182)
	499	2,013	2,273

Leasehold improvements
At cost	12,035	10,762	10,132
Accumulated depreciation	(8,770)	(8,034)	(7,441)
	3,264	2,728	2,691
Total property, plant and equipment	3,763	4,741	4,964

(a) Movements in carrying amounts of property, plant and equipment

Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial period:

	Leasehold improvements NZ $000’s	Plant, furniture, fittings and motor vehicles NZ $000’s	Total NZ $000’s
Year ended 31 January 2019
Balance at the beginning of the period	2,728	2,013	4,741
Additions	1,501	1,084	2,585
Disposals	(105)	(2,736)	(2,841)
Depreciation expense	(982)	(1,170)	(2,151)
Impairment	-	(239)	(239)
Foreign exchange movements	121	1,547	1,668
Balance at the end of the year	3,264	499	3,763

	Leasehold improvements NZ $000’s	Plant, furniture, fittings and motor vehicles NZ$000’s	Total NZ $000’s
Year ended 31 January 2018
Balance at the beginning of the period	2,691	2,273	4,964
Additions	285	2,032	2,317
Disposals	(4)	(118)	(122)
Depreciation expense	(496)	(2,228)	(2,724)
Foreign exchange movements	253	54	306
Balance at the end of the year	2,728	2,013	4,741

	Leasehold improvements NZ $000’s	Plant, furniture, fittings and motor vehicles NZ$000’s	Total NZ $000’s
7 months ended 31 January 2017
Balance at the beginning of the year	2,795	3,414	6,209
Additions	241	482	723
Depreciation expense	(296)	(1,368)	(1,664)
Impairment	-	(281)	(281)
Foreign exchange movements	49	26	75
Balance at the end of the year	2,691	2,273	4,964

The group is currently assessing the impact of IFRS 16 Leases and believes adoption of the provisions of this standard will have a material impact on the Group’s consolidated financial statements

IFRS16 Leases will require that the group record a liability and a related asset on the balance sheet for our leased facilities